Note 17 - Financial Instruments - Reconciliation in Level 3 Instruments Measured on Recurring Basis (Details) - Fair Value, Recurring [Member] - Fair Value, Inputs, Level 3 [Member] - Earn-out Shares Liabilities [Member]
$ in Thousands
12 Months Ended
Dec. 31, 2022 USD ($)
Opening balance	$ 10,012
Included in earnings	(4,165)
Reclass from Earnout-RSU	784
Closing balance	$ 6,631